United Investors Annuity Variable Account

Financial Statements

Year Ended December 31, 2025

(With Report of Independent Registered Public Accounting Firm Thereon)

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Protective Life Insurance Company and Contract Owners of United Investors Annuity Variable Account:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the subaccounts listed in the Appendix that comprise United Investors Annuity Variable Account (the Separate Account), as of December 31, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Separate Account as of December 31, 2025, the results of its operations for the year then ended, and the changes in its net assets for each of the years in the two-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2025, by correspondence with the underlying mutual funds or their transfer agents; when replies were not received, we performed other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of one or more Protective Life Insurance Company Separate Accounts since 2019.

Birmingham, Alabama
April 13, 2026

Appendix

Statement of assets and liabilities as of December 31, 2025, the related statement of operations for the year then ended, and statements of changes in net assets for each of the years in the two-year period then ended.

BNY Mellon VIF Government Money Market Portfolio

Nomura VIP Asset Strategy Series, Service Class

Nomura VIP Balanced Series, Service Class

Nomura VIP Core Equity Series, Service Class

Nomura VIP Corporate Bond Series, Service Class

Nomura VIP Global Growth Series, Service Class

Nomura VIP Growth Series, Service Class

Nomura VIP High Income Series, Service Class

Nomura VIP Science and Technology Series, Service Class

Nomura VIP Small Cap Growth Series, Service Class

UNITED INVESTORS ANNUITY VARIABLE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	BNY Mellon VIF Government Money Market Portfolio	Nomura VIP Asset Strategy Series, Service Class	Nomura VIP Balanced Series, Service Class	Nomura VIP Core Equity Series, Service Class	Nomura VIP Corporate Bond Series, Service Class	Nomura VIP Global Growth Series, Service Class	Nomura VIP Growth Series, Service Class
ASSETS:
Investments at fair value (1)	$2,056,219	$10,453,681	$13,019,861	$89,362,454	$8,327,960	$15,403,913	$126,346,926
Receivable from the Contracts	-	-	-	-	-	-	5,227
Receivable from the fund manager	1,223	155,726	342	4,125	225	4,459	-
Receivable from the Company	909	1,394	-	92,919	1,058	41,675	205,985
Total assets	2,058,351	10,610,801	13,020,203	89,459,498	8,329,243	15,450,047	126,558,138

LIABILITIES:
Payable to the Contracts	1,223	155,726	342	4,125	225	4,459	-
Payable to the fund manager	-	-	-	-	-	-	5,227
Payable to the Company	-	-	44,133	-	-	-	-
Total liabilities	1,223	155,726	44,475	4,125	225	4,459	5,227

NET ASSETS	$2,057,128	$10,455,075	$12,975,728	$89,455,373	$8,329,018	$15,445,588	$126,552,911

ANALYSIS OF NET ASSETS
Accumulation period	$1,970,001	$10,243,677	$12,748,076	$87,561,260	$8,045,025	$15,094,925	$123,941,062
Annuity period	87,127	211,398	227,652	1,894,113	283,993	350,663	2,611,849
Total net assets	$2,057,128	$10,455,075	$12,975,728	$89,455,373	$8,329,018	$15,445,588	$126,552,911

Fair value per share (NAV)	$1.00	$10.00	$6.53	$13.98	$4.69	$3.84	$9.54
Shares outstanding in the Separate Account	2,056,219	1,045,368	1,993,853	6,392,164	1,775,684	4,011,436	13,243,913

(1) Investments in mutual fund shares, at cost	$2,056,219	$9,672,880	$12,921,037	$76,362,375	$8,976,066	$16,149,696	$124,860,599

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

UNITED INVESTORS ANNUITY VARIABLE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	Nomura VIP High Income Series, Service Class	Nomura VIP Science and Technology Series, Service Class	Nomura VIP Small Cap Growth Series, Service Class
ASSETS:
Investments at fair value (1)	$7,859,575	$64,801,386	$23,847,856
Receivable from the Contracts	10,396	-	-
Receivable from the fund manager	-	1,676	636
Receivable from the Company	-	-	-
Total assets	7,869,971	64,803,062	23,848,492

LIABILITIES:
Payable to the Contracts	-	1,676	636
Payable to the fund manager	10,396	-	-
Payable to the Company	11,482	22,796	14,233
Total liabilities	21,878	24,472	14,869

NET ASSETS	$7,848,093	$64,778,590	$23,833,623

ANALYSIS OF NET ASSETS
Accumulation period	$7,638,383	$64,431,927	$23,220,090
Annuity period	209,710	346,663	613,533
Total net assets	$7,848,093	$64,778,590	$23,833,623

Fair value per share (NAV)	$2.93	$32.66	$7.45
Shares outstanding in the Separate Account	2,682,449	1,984,121	3,201,054

(1) Investments in mutual fund shares, at cost	$8,692,414	$46,469,950	$25,870,784

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Concluded)

See accompanying notes to financial statements.

UNITED INVESTORS ANNUITY VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	BNY Mellon VIF Government Money Market Portfolio	Nomura VIP Asset Strategy Series, Service Class	Nomura VIP Balanced Series, Service Class	Nomura VIP Core Equity Series, Service Class	Nomura VIP Corporate Bond Series, Service Class	Nomura VIP Global Growth Series, Service Class	Nomura VIP Growth Series, Service Class
INVESTMENT INCOME:
Dividend income	$82,820	$129,511	$173,484	$141,112	$472,157	$29,825	$-

EXPENSES:
Mortality and expense risk	19,237	95,769	121,345	788,702	79,770	136,884	1,134,400

NET INVESTMENT INCOME (LOSS)	63,583	33,742	52,139	(647,590)	392,387	(107,059)	(1,134,400)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	-	146,327	(85,781)	1,596,423	(235,920)	(196,374)	167,490
Capital gain distributions	-	701,529	525,152	13,038,026	-	1,601,296	21,783,210

Net realized gain (loss) on investments	-	847,856	439,371	14,634,449	(235,920)	1,404,922	21,950,700

Change in net unrealized appreciation (depreciation) on investments	-	674,973	898,357	(2,184,359)	326,725	1,088,690	(11,746,878)

Net realized and unrealized gain (loss) on investments	-	1,522,829	1,337,728	12,450,090	90,805	2,493,612	10,203,822

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$63,583	$1,556,571	$1,389,867	$11,802,500	$483,192	$2,386,553	$9,069,422

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

UNITED INVESTORS ANNUITY VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Nomura VIP High Income Series, Service Class	Nomura VIP Science and Technology Series, Service Class	Nomura VIP Small Cap Growth Series, Service Class
INVESTMENT INCOME:
Dividend income	$560,008	$-	$-

EXPENSES:
Mortality and expense risk	74,469	526,190	204,575

NET INVESTMENT INCOME (LOSS)	485,539	(526,190)	(204,575)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(191,090)	1,512,032	(409,607)
Capital gain distributions	3,134	8,639,021	-

Net realized gain (loss) on investments	(187,956)	10,151,053	(409,607)

Change in net unrealized appreciation (depreciation) on investments	204,835	7,011,817	3,307,550

Net realized and unrealized gain (loss) on investments	16,879	17,162,870	2,897,943

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$502,418	$16,636,680	$2,693,368

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Concluded)

See accompanying notes to financial statements.

UNITED INVESTORS ANNUITY VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	BNY Mellon VIF Government Money Market Portfolio	Nomura VIP Asset Strategy Series, Service Class	Nomura VIP Balanced Series, Service Class	Nomura VIP Core Equity Series, Service Class	Nomura VIP Corporate Bond Series, Service Class	Nomura VIP Global Growth Series, Service Class	Nomura VIP Growth Series, Service Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$63,583	$33,742	$52,139	$(647,590)	$392,387	$(107,059)	$(1,134,400)
Net realized gain (loss) on investments	-	847,856	439,371	14,634,449	(235,920)	1,404,922	21,950,700
Change in net unrealized appreciation (depreciation) on investments	-	674,973	898,357	(2,184,359)	326,725	1,088,690	(11,746,878)

Net increase (decrease) in net assets resulting from operations	63,583	1,556,571	1,389,867	11,802,500	483,192	2,386,553	9,069,422

CONTRACT TRANSACTIONS:
Contract owners' net payments	55,379	14,128	139,609	1,048,305	79,019	33,786	1,263,526
Contract maintenance charges	(1,513)	(5,425)	(5,588)	(32,202)	(3,280)	(6,651)	(44,250)
Contract owners' benefits	(493,887)	(1,676,832)	(2,701,838)	(10,422,874)	(1,615,965)	(1,932,149)	(13,832,585)
Net transfers (to) from the Company and/or Subaccounts	335,168	28,247	134,799	(343,470)	177,673	(60,452)	(402,525)

Increase (decrease) in net assets resulting from Contract transactions	(104,853)	(1,639,882)	(2,433,018)	(9,750,241)	(1,362,553)	(1,965,466)	(13,015,834)

Total increase (decrease) in net assets	(41,270)	(83,311)	(1,043,151)	2,052,259	(879,361)	421,087	(3,946,412)

NET ASSETS:
Beginning of period	2,098,398	10,538,386	14,018,879	87,403,114	9,208,379	15,024,501	130,499,323

End of period	$2,057,128	$10,455,075	$12,975,728	$89,455,373	$8,329,018	$15,445,588	$126,552,911

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

UNITED INVESTORS ANNUITY VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Nomura VIP High Income Series, Service Class	Nomura VIP Science and Technology Series, Service Class	Nomura VIP Small Cap Growth Series, Service Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$485,539	$(526,190)	$(204,575)
Net realized gain (loss) on investments	(187,956)	10,151,053	(409,607)
Change in net unrealized appreciation (depreciation) on investments	204,835	7,011,817	3,307,550

Net increase (decrease) in net assets resulting from operations	502,418	16,636,680	2,693,368

CONTRACT TRANSACTIONS:
Contract owners' net payments	238,016	73,627	88,802
Contract maintenance charges	(3,776)	(18,038)	(9,904)
Contract owners' benefits	(1,500,677)	(5,626,108)	(2,006,324)
Net transfers (to) from the Company and/or Subaccounts	42,984	(499,875)	(44,175)

Increase (decrease) in net assets resulting from Contract transactions	(1,223,453)	(6,070,394)	(1,971,601)

Total increase (decrease) in net assets	(721,035)	10,566,286	721,767

NET ASSETS:
Beginning of period	8,569,128	54,212,304	23,111,856

End of period	$7,848,093	$64,778,590	$23,833,623

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

UNITED INVESTORS ANNUITY VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	BNY Mellon VIF Government Money Market Portfolio	Nomura VIP Asset Strategy Series, Service Class	Nomura VIP Balanced Series, Service Class	Nomura VIP Core Equity Series, Service Class	Nomura VIP Corporate Bond Series, Service Class	Nomura VIP Global Growth Series, Service Class	Nomura VIP Growth Series, Service Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$75,901	$92,269	$53,656	$(463,207)	$178,091	$7,650	$(1,129,694)
Net realized gain (loss) on investments	-	514,088	(248,167)	11,293,909	(444,752)	(447,103)	18,004,446
Change in net unrealized appreciation (depreciation) on investments	-	675,694	1,952,322	7,492,433	380,406	2,756,101	8,610,264

Net increase (decrease) in net assets resulting from operations	75,901	1,282,051	1,757,811	18,323,135	113,745	2,316,648	25,485,016

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	11,039	123,947	1,713,250	299,655	12,790	1,688,471
Contract maintenance charges	(1,533)	(6,082)	(6,121)	(35,102)	(3,558)	(7,488)	(48,983)
Contract owners' benefits	(856,641)	(2,567,027)	(1,570,974)	(12,400,506)	(2,564,807)	(2,320,491)	(17,026,769)
Net transfers (to) from the Company and/or Subaccounts	548,454	(226,977)	1,222,597	(225,961)	1,762,804	(133,245)	(297,243)

Increase (decrease) in net assets resulting from Contract transactions	(309,720)	(2,789,047)	(230,551)	(10,948,319)	(505,906)	(2,448,434)	(15,684,524)

Total increase (decrease) in net assets	(233,819)	(1,506,996)	1,527,260	7,374,816	(392,161)	(131,786)	9,800,492

NET ASSETS:
Beginning of period	2,332,217	12,045,382	12,491,619	80,028,298	9,600,540	15,156,287	120,698,831

End of period	$2,098,398	$10,538,386	$14,018,879	$87,403,114	$9,208,379	$15,024,501	$130,499,323

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

UNITED INVESTORS ANNUITY VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Nomura VIP High Income Series, Service Class	Nomura VIP Science and Technology Series, Service Class	Nomura VIP Small Cap Growth Series, Service Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$488,023	$(477,140)	$(207,396)
Net realized gain (loss) on investments	(196,001)	2,855,019	(1,092,728)
Change in net unrealized appreciation (depreciation) on investments	158,030	10,884,340	4,159,572

Net increase (decrease) in net assets resulting from operations	450,052	13,262,219	2,859,448

CONTRACT TRANSACTIONS:
Contract owners' net payments	31,065	109,657	45,327
Contract maintenance charges	(4,285)	(18,577)	(11,426)
Contract owners' benefits	(1,072,638)	(6,634,572)	(2,504,410)
Net transfers (to) from the Company and/or Subaccounts	(89,788)	(510,149)	39,318

Increase (decrease) in net assets resulting from Contract transactions	(1,135,646)	(7,053,641)	(2,431,191)

Total increase (decrease) in net assets	(685,594)	6,208,578	428,257

NET ASSETS:
Beginning of period	9,254,722	48,003,726	22,683,599

End of period	$8,569,128	$54,212,304	$23,111,856

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Concluded)

See accompanying notes to financial statements.

UNITED INVESTORS ANNUITY VARIABLE ACCOUNT

NOTES TO FINANCIAL STATEMENTS
YEAR ENDED DECEMBER 31, 2025

1.	ORGANIZATION

The United Investors Annuity Variable Account (the “Separate Account”), a segregated unit investment trust registered under the Investment Company Act of 1940, as amended, was established by United Investors Life Insurance Company, and exists in accordance with the regulations of the Alabama Department of Insurance. United Investors Life Insurance Company was a wholly owned subsidiary of Torchmark Corporation and was acquired by Protective Life Insurance Company (the “Company”). Protective Life Insurance Company is a wholly owned subsidiary of Protective Life Corporation ("PLC"). PLC is a wholly owned subsidiary of Dai-ichi Life International Holding, LLC, a godo kaisha organized under the laws of Japan.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Separate Account's assets applicable to the variable annuity contracts (the “Contracts”) is not chargeable with liabilities arising out of any other business the Company may conduct.

The Separate Account is a funding vehicle for individual variable annuity Contracts; it consists of a number of subaccounts (the “Subaccounts”), also commonly referred to as investment divisions or funds, each of which is treated as an individual accounting entity for financial reporting purposes. The Separate Account's value at any time is allocated among Contract owners based on the number and value of their accumulation units representing their interest in the Subaccounts of the Separate Account; all of the investible assets of the Separate Account are invested in the corresponding mutual funds.

The Separate Account has identified the Chief Product Officer – Retirement Division as the chief operating decision maker (“CODM”). The Separate Account is comprised of multiple Subaccounts, each of which constitutes an operating segment. The CODM uses significant performance measures of the Subaccounts, such as the total return ratio, investment income ratio, and expense ratio to make operational decisions for the Separate Account. Segment assets are reflected on the Statements of Assets and Liabilities as Total assets, and significant segment expenses are listed on the Statements of Operations.

Contract owners may allocate some or all of the applicable net payments or transfer some or all of the Contract value to the Company’s guaranteed account, which is not included in these financial statements. The assets of the Company support its insurance and annuity obligations and are subject to the Company's general liabilities from business operations.

Contract owners' net payments are allocated to the Subaccounts in accordance with Contract owner instructions and are recorded as Contract owners’ net payments in the Statements of Changes in Net Assets. Such amounts are used to provide account funds to pay Contract values under the Contracts. New Contracts are no longer being sold under the product in the Separate Account, but owners of existing Contracts may make additional deposits.

The following is the variable annuity product funded by the Separate Account:

Advantage II

For the years or periods ended December 31, 2025 and 2024, the Separate Account offered up to 10 Subaccount investment options, as follows:

BNY Mellon VIF Government Money Market Portfolio

Nomura VIP Asset Strategy Series, Service Class(a)

Nomura VIP Balanced Series, Service Class(a)

Nomura VIP Core Equity Series, Service Class(a)

Nomura VIP Corporate Bond Series, Service Class(a)

Nomura VIP Global Growth Series, Service Class(a)

Nomura VIP Growth Series, Service Class(a)

Nomura VIP High Income Series, Service Class(a)

Nomura VIP Science and Technology Series, Service Class(a)

Nomura VIP Small Cap Growth Series, Service Class(a)

(a)	See Subaccount Changes table below

Subaccount Changes: Name Changes

During 2025 and 2024, the following Subaccounts changed their names:

Previous Name	New Name	Date of Change
Delaware Ivy VIP Asset Strategy, Class II	Macquarie VIP Asset Strategy Series, Service Class	May 1, 2024
Delaware Ivy VIP Balanced, Class II	Macquarie VIP Balanced Series, Service Class	May 1, 2024
Delaware Ivy VIP Core Equity, Class II	Macquarie VIP Core Equity Series, Service Class	May 1, 2024
Delaware Ivy VIP Corporate Bond, Class II	Macquarie VIP Corporate Bond Series, Service Class	May 1, 2024
Delaware Ivy VIP Global Growth	Macquarie VIP Global Growth Series, Service Class	May 1, 2024
Delaware Ivy VIP Growth, Class II	Macquarie VIP Growth Series, Service Class	May 1, 2024
Delaware Ivy VIP High Income, Class II	Macquarie VIP High Income Series, Service Class	May 1, 2024
Delaware Ivy VIP Science and Technology, Class II	Macquarie VIP Science and Technology Series, Service Class	May 1, 2024
Delaware Ivy VIP Small Cap Growth	Macquarie VIP Small Cap Growth Series, Service Class	May 1, 2024
Macquarie VIP Asset Strategy Series, Service Class	Nomura VIP Asset Strategy Series, Service Class	December 1, 2025
Macquarie VIP Balanced Series, Service Class	Nomura VIP Balanced Series, Service Class	December 1, 2025
Macquarie VIP Core Equity Series, Service Class	Nomura VIP Core Equity Series, Service Class	December 1, 2025
Macquarie VIP Corporate Bond Series, Service Class	Nomura VIP Corporate Bond Series, Service Class	December 1, 2025
Macquarie VIP Global Growth Series, Service Class	Nomura VIP Global Growth Series, Service Class	December 1, 2025
Macquarie VIP Growth Series, Service Class	Nomura VIP Growth Series, Service Class	December 1, 2025
Macquarie VIP High Income Series, Service Class	Nomura VIP High Income Series, Service Class	December 1, 2025
Macquarie VIP Science and Technology Series, Service Class	Nomura VIP Science and Technology Series, Service Class	December 1, 2025
Macquarie VIP Small Cap Growth Series, Service Class	Nomura VIP Small Cap Growth Series, Service Class	December 1, 2025

The Separate Account is an investment company and, therefore, applies specialized accounting guidance in accordance with the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 "Financial Services — Investment Companies".

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies of the Separate Account.

Investment valuation

Investments are made and measured in shares and are presented net of management fees and other operating expenses incurred by the Subaccounts. The investments are valued at the net asset values of the mutual funds, which value their investment securities at fair value. Transactions with the mutual funds are recognized on the trade date.

The Separate Account classifies its valuations into three levels based upon the observability of inputs to the valuation of the Separate Account’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

The Separate Account determines the fair values of certain financial assets based on quoted market prices. All of the investments in the Subaccounts of the Separate Account are classified as Level 1 in the fair value hierarchy and consist of open-ended mutual funds. Participants may, without restriction, transact at the daily net asset value (“NAV”) of the mutual funds. The NAV represents the daily per share value based on the fair value of the underlying portfolio of investments of the respective Subaccounts.

Receivables and payables from (to) the Contracts and the fund manager

Receivables and payables from (to) the Contracts and the fund manager include trading activity initiated at the Contract level from the last business day of the year that has not yet been settled with the fund manager.

Receivable from dividends

Receivable from dividends include dividends declared by the fund managers that have not yet been reinvested in accordance with the Subaccounts' designated reinvestment dates.

Receivables and payables from (to) the Company

Receivables and payables from (to) the Company include accruals for the variance between investments and reserves applicable to the Subaccount.

Contracts in the annuity payout period

Net assets allocated to Contracts in the annuity payout period are computed according to the 71 IAM Mortality Table with an assumed investment return of 5%. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company for the calculated or excess differential. Any adjustments to these amounts are reflected in net transfers (to) from the Company and/or Subaccounts on the Statements of Changes in Net assets of the applicable Subaccounts.

Dividend income and capital gain distributions

Dividend income and capital gain distributions are recorded on the ex-dividend date and are reinvested in additional shares of the mutual funds. Ordinary dividend and capital gain distributions are recognized within net investment income and net realized gains, respectively, as recorded in the financial statements of the Subaccounts.

Net realized gains and losses

Net realized gains and losses on investments include gains and losses on redemptions of the Subaccounts’ shares (determined for each product using a weighted average cost basis) and capital gain distributions from the mutual funds.

Net transfers (to) from the Company and/or Subaccounts

Net transfers (to) from the Company and/or Subaccounts include transfers between the Subaccounts of the Separate Account as well as transfers between the Separate Account and the Company.

Federal income taxes

The results of the operations of the Separate Account are included in the federal income tax return of the Company. Under the provisions of the Contracts, the Company has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge has been made against the Separate Account for such tax during the year ended December 31, 2025. Management will periodically review the application of this policy in the event of changes in tax law. Accordingly, a change may be made in future years to consider charges for any federal income taxes that would be attributable to the Contracts.

Use of estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that could affect the reported amounts of assets and liabilities, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from the estimates reported in the accompanying financial statements.

Risks and uncertainties

The Separate Account provides for various investment options in any combination of Subaccounts, each of which bears exposure to the market, credit, and liquidity risks of the underlying portfolio in which it invests. Due to the level of risk associated with certain investments and the level of uncertainty related to changes in the value of investments, it is at least reasonably possible that changes in risks in the near term could materially affect investment balances, the amounts reported in the statements of assets and liabilities, of operations and of changes in net assets. Accordingly, these financial statements should be read in conjunction with the financial statements and notes of the underlying Subaccounts identified in note 1, Organization.

3.	PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year or period ended (as designated in note 1, Organization, if applicable) December 31, 2025 were as follows:

Subaccount	Purchases	Sales
BNY Mellon VIF Government Money Market Portfolio	$2,011,161	$2,053,764
Nomura VIP Asset Strategy Series, Service Class	1,001,167	1,882,611
Nomura VIP Balanced Series, Service Class	1,204,957	3,055,505
Nomura VIP Core Equity Series, Service Class	14,683,362	12,028,286
Nomura VIP Corporate Bond Series, Service Class	1,424,271	2,383,259
Nomura VIP Global Growth Series, Service Class	1,904,138	2,365,561
Nomura VIP Growth Series, Service Class	22,590,538	14,812,095
Nomura VIP High Income Series, Service Class	749,292	1,488,134
Nomura VIP Science and Technology Series, Service Class	8,781,210	6,677,722
Nomura VIP Small Cap Growth Series, Service Class	175,526	2,331,961

4.	CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the years or periods ended (as designated in note 1, Organization, if applicable) December 31, 2025 and 2024 were as follows:

	2025			2024
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
BNY Mellon VIF Government Money Market Portfolio	1,757,696	1,852,475	(94,779)	2,053,590	2,315,320	(261,730)
Nomura VIP Asset Strategy Series, Service Class	18,387	187,100	(168,713)	111,335	412,630	(301,295)
Nomura VIP Balanced Series, Service Class	62,784	367,670	(304,886)	302,763	277,875	24,888
Nomura VIP Core Equity Series, Service Class	67,075	499,936	(432,861)	443,764	806,110	(362,346)
Nomura VIP Corporate Bond Series, Service Class	204,347	491,199	(286,852)	730,720	722,986	7,734
Nomura VIP Global Growth Series, Service Class	31,056	262,492	(231,436)	135,376	429,373	(293,997)
Nomura VIP Growth Series, Service Class	16,030	267,555	(251,525)	234,911	475,377	(240,466)
Nomura VIP High Income Series, Service Class	21,037	158,118	(137,081)	96,577	172,437	(75,860)
Nomura VIP Science and Technology Series, Service Class	3,617	155,362	(151,745)	98,238	294,463	(196,225)
Nomura VIP Small Cap Growth Series, Service Class	13,271	166,670	(153,399)	154,575	296,442	(141,867)

Note: Units may not appear to foot/crossfoot due to rounding.

5.	EXPENSES AND RELATED PARTY TRANSACTIONS

The fees and charges below are the current expenses deducted by the Subaccount from either the net unit value or from the Contract as a redemption of units. Fees and charges may vary based on factors such as the product purchased, optional benefits chosen, benefit base, asset base,  death benefit option elected, a Contract's total asset value, age of Contract, surrender amount, if a surrender is requested during the period specified, Subaccounts selected, transaction amount, and/or transaction frequency. The fees and charges are recorded, as applicable, to the respective Subaccount in the Separate Account. Redemption of units deductions are made to the individual Contracts in accordance with the terms which govern each annuity, as set forth in the Contract.

Expense Type	Range
Mortality and Expense Risk Fee
This fee is assessed to reimburse the Company for assuming mortality and expense risks. The fee is deducted daily, assessed through a reduction of net unit values, and recorded as Mortality and expense risk in the Statements of Operations.	a daily fee amounting to a per annum aggregate of 0.90% of the average daily net assets of the Subaccounts
Deductions for Premium Taxes
This deduction is to comply with any applicable state premium and/or retaliatory taxes. The mandated amount is deducted from the payment when it is received which in turn reduces Contract owners’ net payments on the Statements of Changes in Net Assets.	0% - 3.5% of each payment, if applicable
Administrative Charge
This charge is assessed to reimburse the Company for expenses incurred in the administration of the Contract and the Separate Account. The charge is deducted annually, assessed through a redemption of units, and recorded as Contract maintenance charges within the Statements of Changes in Net Assets.	$50 annually
Annual Contract Charge
This charge is assessed to reimburse the Company for expenses incurred in the administration of the Contract and the Separate Account. The charge is deducted annually, assessed through a redemption of units, and recorded as Contract maintenance charges in the Statements of Changes in Net Assets.	0.85% assessed against each contract participating in each of the first 10 years following the receipt of a premium deposit
Surrender Charge (Contingent Deferred Sales Charge)
This charge is assessed to reimburse the Company for some of the costs of distributing the Contracts. The charge is deducted at surrender, assessed through a redemption of units, and recorded as Contract maintenance charges within the Statements of Changes in Net Assets.	0.00% - 8.00% of surrendered amount
Withdrawal Charge
This charge is assessed to reimburse the Company for costs incurred from withdrawals. The charge is deducted upon withdrawal, assessed through a redemption of units, and recorded as Contract maintenance charges within the Statements of Changes in Net Assets.	$20 per withdrawal after the first 4 withdrawals in any Contract year

6.	FINANCIAL HIGHLIGHTS

The Company sold one variable annuity product that is funded by the Separate Account. This product has a unique combination of features and expenses that are charged against the Contract owner’s account. The summaries may not reflect or directly equate to the Contract expenses offered by the Company, as Contract owners may not have selected all available and applicable Contract options for or during the periods presented.

A summary of the units outstanding, unit fair values, net assets for variable annuity Contracts, investment income ratios, the expense ratios, excluding expenses of the underlying Subaccounts, and total returns for each of the five years or periods ended December 31, 2025 is as follows:

	As of December 31			For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value	Net Assets (000's)	Investment Income Ratio (a)	Expense Ratio (b)	Total Return (c)
BNY Mellon VIF Government Money Market Portfolio
2025	1,845	$1.11	$2,057	3.86%	0.90%	3.00%
2024	1,940	1.08	2,098	4.65%	0.90%	3.80%
2023	2,202	1.04	2,332	4.50%	0.90%	3.69%
2022	3,033	1.01	3,088	1.51%	0.90%	0.65%
Nomura VIP Asset Strategy Series, Service Class
2025	1,036	10.09	10,455	1.21%	0.90%	15.62%
2024	1,205	8.73	10,538	1.70%	0.90%	11.43%
2023	1,506	7.83	12,045	2.06%	0.90%	12.92%
2022	1,662	6.94	11,749	1.39%	0.90%	(15.50)%
2021	1,873	8.21	15,720	1.50%	0.90%	9.46%
Nomura VIP Balanced Series, Service Class
2025	1,554	8.38	12,976	1.28%	0.90%	10.79%
2024	1,859	7.56	14,019	1.31%	0.90%	14.56%
2023	1,834	6.60	12,492	0.78%	0.90%	15.00%
2022	2,026	5.74	11,987	1.05%	0.90%	(16.81)%
2021	2,181	6.90	15,325	0.98%	0.90%	14.93%
Nomura VIP Core Equity Series, Service Class
2025	3,723	24.01	89,455	0.16%	0.90%	14.27%
2024	4,156	21.01	87,403	0.35%	0.90%	24.56%
2023	4,518	16.87	80,028	0.39%	0.90%	22.42%
2022	5,124	13.78	73,460	0.21%	0.90%	(18.06)%
2021	5,674	16.81	98,645	0.55%	0.90%	27.79%
Nomura VIP Corporate Bond Series, Service Class
2025	1,736	4.80	8,329	5.30%	0.90%	5.53%
2024	2,022	4.55	9,208	2.92%	0.90%	1.53%
2023	2,015	4.48	9,601	2.78%	0.90%	6.22%
2022	2,208	4.22	9,862	2.24%	0.90%	(16.54)%
2021	2,439	5.05	12,770	1.93%	0.90%	(1.73)%
Nomura VIP Global Growth Series, Service Class
2025	1,701	9.05	15,446	0.20%	0.90%	16.87%
2024	1,933	7.75	15,025	0.95%	0.90%	16.03%
2023	2,227	6.68	15,156	0.08%	0.90%	18.92%
2022	2,482	5.61	14,186	0.70%	0.90%	(18.30)%
2021	2,746	6.87	19,248	0.06%	0.90%	16.81%

	As of December 31			For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value	Net Assets (000's)	Investment Income Ratio (a)	Expense Ratio (b)	Total Return (c)
Nomura VIP Growth Series, Service Class
2025	2,356	$53.64	$126,553	0.00%	0.90%	7.45%
2024	2,607	49.92	130,499	0.00%	0.90%	22.78%
2023	2,848	40.66	120,699	0.00%	0.90%	36.70%
2022	3,227	29.74	99,482	0.00%	0.90%	(27.84)%
2021	3,514	41.22	149,736	0.00%	0.90%	28.87%
Nomura VIP High Income Series, Service Class
2025	856	9.18	7,848	6.74%	0.90%	6.21%
2024	993	8.64	8,569	6.46%	0.90%	5.24%
2023	1,069	8.21	9,255	6.47%	0.90%	10.76%
2022	1,263	7.41	9,778	6.28%	0.90%	(11.76)%
2021	1,355	8.40	11,831	5.87%	0.90%	5.12%
Nomura VIP Science and Technology Series, Service Class
2025	1,445	44.84	64,779	0.00%	0.90%	32.18%
2024	1,597	33.92	54,212	0.00%	0.90%	29.42%
2023	1,793	26.21	48,004	0.00%	0.90%	37.83%
2022	1,957	19.02	37,903	0.00%	0.90%	(32.45)%
2021	2,072	28.15	59,869	0.00%	0.90%	14.14%
Nomura VIP Small Cap Growth Series, Service Class
2025	1,726	13.82	23,834	0.00%	0.90%	12.38%
2024	1,879	12.30	23,112	0.00%	0.90%	13.24%
2023	2,021	10.86	22,684	0.00%	0.90%	12.03%
2022	2,254	9.69	22,489	0.00%	0.90%	(27.42)%
2021	2,485	13.36	33,772	0.98%	0.90%	3.06%

(a) These ratios represent the dividends received by the Subaccount, excluding distributions of capital gains, divided by the daily average net assets. These ratios exclude expenses, such as mortality and expense risk fees, that result in direct reductions in the unit values. The recognition of investment income by the Subaccount is affected by the timing of the declaration of dividends by the underlying mutual fund in which the Subaccounts invest.

(b) These ratios represent the annualized Contract expenses of the respective Subaccounts of the Separate Account, consisting primarily of mortality and expense risk fees, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to Contract owner accounts through the redemption of units and expenses of the underlying mutual fund are excluded.

(c) These amounts represent the total return for the periods indicated, include changes in the value of the underlying mutual fund, and reflect deductions for all items included in the expense ratio. These amounts are not annualized and represent each Subaccount’s total return for the periods during which the Subaccount held investment balances. The total return does not include any expenses addressed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

7.	SUBSEQUENT EVENTS

The Separate Account has evaluated the effects of events subsequent to December 31, 2025, and through April 13, 2026, the date at which the financial statements were available to be issued. All accounting and disclosure requirements related to subsequent events are included in our financial statements.